FAIR VALUE	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE
FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 31, 2016			December 26, 2015
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Money market funds	$64	178	$242	$78,210	—	$78,210
Fixed income funds	1,676	2,592	4,268	—	238	238
Equity Securities	5,609	—	5,609	—	3,130	3,130
Mutual funds:
Domestic stock funds	760	—	760	3,523	—	3,523
International stock funds	72	—	72	237	—	237
Target funds	235	—	235	230	—	230
Bond funds	201	—	201	172	—	172
Total mutual funds	1,268	—	1,268	4,162	—	4,162
Assets at fair value	$8,617	$2,770	$11,387	$82,372	3,368	$85,740

We maintain money market, mutual funds, bonds, and/or stocks in our non-qualified deferred compensation plan and our wholly owned licensed captive insurance company.  These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", and "Other Assets".  We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

The valuations of the Level 2 assets or liabilities rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability. We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $10.3 million as of December 31, 2016, consisting of mutual funds, domestic and international stocks, and fixed income bonds.

Ardellis' available for sale investment portfolio consists of the following:

	December 31, 2016			December 26, 2015
		Unrealized			Unrealized
	Cost	Gain/Loss	Fair Value	Cost	Gain/Loss	Fair Value
Fixed Income	$4,310	$(43)	$4,267	$3,362	$(12)	$3,350
Equity	5,181	428	5,609	3,438	(45)	3,393
Mutual Funds	481	(9)	472	—	—	—
Total	$9,972	$376	$10,348	$6,800	$(57)	$6,743

Our Fixed Income investments consist of short, intermediate, and long term bonds, as well as fixed blend bonds. Within the fixed income investments, we maintain a specific mixture of US treasury notes, US agency mortgage backed securities, private label mortgage backed securities, and various corporate securities. Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. The net pre-tax unrealized gain was $376 thousand. Carrying amounts above are recorded in the investments line item within the balance sheet as of December 31, 2016. During 2016, Ardellis reported a net realized gain of $8 thousand which was recorded in interest income on the statement of earnings.